Debt due within one year - Details of Securitized Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Financial Instruments [Abstract]
Average interest rate throughout the year	2.41%	1.74%	1.51%
Securitized trade receivables	$ 1,998	$ 1,867	$ 1,904